Other Fair Value Information (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term borrowings	$ 548,490	$ 387,492
Long-term debt	8,337,061	7,617,563
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes and loans receivable	775,501	680,015
Short-term borrowings	548,490	387,492
Long-term debt	7,121,776	6,931,393
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes and loans receivable	784,053	676,152
Short-term borrowings	548,490	387,492
Long-term debt	$ 7,569,837	$ 6,826,503